VIA EDGAR TRANSMISSION

December 9, 2011

Rebecca A. Marquigny, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, N.E.
Washington, D.C. 20549

RE:	Principal National Life Insurance Company Variable Life Separate Account
Pre-Effective Amendment No. 2 to Initial Registration Statement on Form N-6
Principal Variable Universal Life Income III (“VULI III”)
(File Nos. 333-175768 & 811-22589)

Dear Ms. Marquigny:

Transmitted herewith for filing is Pre-Effective Amendment No. 2 to the initial registration statement for VULI III. Attached hereto is a redlined copy of the prospectus.
Please note that the additional disclosure you requested appears on pages 29 and 39 of the redlined copy.

The registrant understands that it is responsible for the accuracy and adequacy of the disclosures in the filing, and that neither SEC staff comments nor changes to the disclosures in response to SEC staff comments foreclose the SEC from taking any action with respect to the filing. The registrant also understands that it may not assert SEC staff comments as a defense in any proceeding initiated by either the SEC or by any person under the federal securities laws of the United States.

Please direct all comments and questions regarding this filing to me.

Sincerely,

/s/ Charles M. Schneider

Charles M. Schneider
Counsel
711 High Street
Des Moines, IA 50392
(515) 246-5688
Schneider.Charles@Principal.com